SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Outstanding beginning Balance		3,925,943	3,650,943	3,800,943
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 1.33	$ 1.24	$ 1.36
Weighted average contractual life term, outstanding		5 years 6 months 21 days	6 years 21 days	8 years 4 months 2 days	8 years 9 months 25 days
Number of Options, Granted			400,000	1,532,500
Weighted Average Exercise Price, Granted			$ 2.20	$ 1.51
Number of Options, Expired			(62,502)
Weighted Average Exercise Price, Expired			$ 1.25
Number of Options, Forfeited			(62,498)	(1,682,500)
Weighted Average Exercise Price, Forfeited			$ 1.25	$ 1.36
Number of Options, Outstanding Ending Balance	3,925,943	3,925,943	3,925,943	3,650,943	3,800,943
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.33	$ 1.33	$ 1.33	$ 1.24	$ 1.36
Total Intrinsic Value, Ending Balance
Number of options, Exercisable	3,479,831	3,479,831	3,193,720
Weighted Average Exercise Price, Exercisable	$ 1.26	$ 1.26	$ 1.20
Weighted average contractual life term, exercisable		5 years 2 months 1 day	5 years 4 months 9 days
Total Intrinsic Value, exercisable
Number of options, Exercisable	3,479,831	3,479,831	3,193,720
Weighted Average Exercise Price, Exercisable	$ 1.26	$ 1.26	$ 1.20
Total Intrinsic Value, exercisable